Intangible assets	12 Months Ended
Dec. 31, 2018
Intangible Assets
Intangible assets
	Goodwill
	based on			Customers
	expected future	Brands	Software	and Suppliers
	profitability	and Patents	licenses	Agreements	Total
Cost	3,187,722	339,512	566,673	772,888	4,866,795
Accumulated amortization	(1,128,848)	(110,880)	(364,336)	(453,644)	(2,057,708)
Balance as of December 31, 2016	2,058,874	228,632	202,337	319,244	2,809,087

Acquisitions		340	27,319	297	27,956
Additions through acquisition on subsidiary			1,316	402	1,718
Foreign currency translation adjustment		8,357	4,759	(932)	12,184
Other		1,107	(124)		983
Cost		1,107	269		1,376
Amortization			(393)		(393)
Amortization		(8,349)	(43,467)	(72,615)	(124,431)
Net book value	2,058,874	230,087	192,140	246,396	2,727,497
Cost	3,187,722	349,316	607,528	772,253	4,916,819
Accumulated amortization	(1,128,848)	(119,229)	(415,388)	(525,857)	(2,189,322)
Balance as of December 31, 2017	2,058,874	230,087	192,140	246,396	2,727,497

Cost - reclassification	(44)	58,515	117,743	121,861	298,075
Cost - reclassified	3,187,678	407,831	725,271	894,114	5,214,894

Accumulated amortization - reclassification	44	(61,252)	(108,644)	(128,223)	(298,075)
Accumulated amortization - reclassified	(1,128,804)	(180,481)	(524,032)	(654,080)	(2,487,397)
Balance as of January 1, 2018	2,058,874	227,350	201,239	240,034	2,727,497

Acquisitions			51,707	272	51,979
Foreign currency translation adjustment		23,966	10,037	(185)	33,818
Cost		27,021	21,053	94,351	142,425
Amortization		(3,055)	(11,016)	(94,536)	(108,607)
Transfers from property, plant and equipment projects and stoppage in progress	-	2,532	1,929		4,461
Other				(1,003)	(1,003)
Cost				(596,557)	(596,557)
Amortization				595,554	595,554
Amortization		(7,551)	(30,780)	(37,439)	(75,770)
Net book value	2,058,874	246,297	234,132	201,679	2,740,982
Cost	3,187,678	437,384	799,960	392,180	4,817,202
Accumulated amortization	(1,128,804)	(191,087)	(565,828)	(190,501)	(2,076,220)
Balance as of December 31, 2018	2,058,874	246,297	234,132	201,679	2,740,982

Average annual rates of amortization		4.96%	11.71%	6.00%

The Company adopts the following accounting practice for each class of intangible assets:

(a)             Goodwill based on future profitability

The existing goodwill was determined in accordance with the criteria established by the accounting practices adopted in Brazil before the adoption of the IASB pronouncements and represent the excess of the amount paid over the amount of equity of the companies acquired. Such goodwill was systematically amortized until December 2008. As from 2009, it has been subject to annual impairment tests. In November 2018, Braskem conducted an impairment test of the goodwill using the value in use method (discounted cash flow) and did not identify any loss, as shown in the table below:

			Book value
	Allocated	Cash flow	(with goodwill
	goodwill	(CF)	and work capital)	CF/Book value
CGU and operating segments
CGU - Chemicals South	926,854	9,628,209	2,479,778	3.9
Operating segment - Polyolefins	939,667	21,750,937	8,189,204	2.7
Operating segment - Vinyls	192,353	4,617,326	2,763,882	1.7

(i)    The carrying amount includes, in addition to goodwill, tangible and intangible assets with defined useful lives and working capital from each operating segment.

The assumptions adopted to determine the discounted cash flow are described in Note 3.4(b). The WACC used was 11.72% p.a. The inflation rate considered for perpetuity was 3.7%.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, Braskem conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

	+0.5% on	-0.5% on
	discount rate	perpetuity
CGU and operating segments
CGU - Chemicals South	9,099,954	9,249,202
Operating segment - Polyolefins	20,455,434	20,798,767
Operating segment - Vinyls	4,351,801	4,424,347

The main assumptions used for projecting cash flows are related to the projection of macroeconomic indicators, international prices and global and local demand in the countries where Braskem has operational production plants.

Macroeconomic indicators are provided by a widely recognized consulting firm and include items such as: exchange, inflation and interest rates, among others.

Prices for key petrochemical products are obtained from projections made by an international consulting firm. However, final prices take into consideration meetings of specific internal committees and the knowledge of the Company’s experts in preparing the benchmarks for each market. In most cases, for the projected period, the internally projected prices have gone through a new revision compared to those originally projected by the international consulting firm.

Similar to for prices, global demand also is contracted from a specific consulting firm and, in the markets where the Company operates more directly, they consider additional variables for the composition of local demand.

In the Vinyls segment, whose main product is PVC, the projected cash flow exceeded the book value of assets by 67%. The main variables impacting this business are related to fluctuations in the exchange rate, international spreads (especially those related to the prices of naphtha, PVC and Caustic Soda) and Brazilian demand. Effective deviations of these important variables from the Company’s projections could lead to cash flows being lower than the value of the assets.

(b)             Intangible assets with defined useful lives

(b.1)     Trademarks and patents

The technologies acquired from third parties, including those acquired through business combination, are recorded at the cost of acquisition and/or fair value and other directly attributed costs, net of accumulated amortization and provision for impairment, when applicable. Technologies that have defined useful lives and are amortized using the straight-line method based on the term of the purchase agreement (between 10 and 20 years). Expenditures with research and development are accounted for in profit and loss as they are incurred.

(b.2)     Contractual customer and supplier relationships

Contractual customer and supplier relationships arising from a business combination were recognized at fair value at the respective acquisition dates. These contractual customer and supplier relationships have a finite useful life and are amortized using the straight-line method over the term of the respective purchase or sale agreement (between 14 and 28 years).

(b.3)     Software

All software booked has defined useful life estimated between 3 and 10 years and is amortized using the straight-line method. Costs associated with maintaining computer software programs are recognized in profit and loss as incurred.

(c)             Intangible assets by country

	2018	2017

Brazil	2,510,503	2,502,231
Mexico	178,261	151,930
United States of America	26,791	47,357
Germany	25,373	25,948
Other	54	31
	2,740,982	2,727,497